Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Building and constructions
Property, Plant and Equipment [Line Items]
Useful lives	20 years
Production facilities
Property, Plant and Equipment [Line Items]
Useful lives	10 years
Charging & battery swap infrastructure
Property, Plant and Equipment [Line Items]
Useful lives	5 years
R&D equipment
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Purchased software
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives	Shorter of the estimated useful life or remaining lease term
Others
Property, Plant and Equipment [Line Items]
Useful lives	3 to 5 years